Debt - Summary of Aggregate Scheduled Maturities of Total Debt (Detail) $ in Thousands	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
2020	$ 0
2021	0
2022	0
2023	(24,415)
2024	(5,878)
Thereafter	(758,052)
Total debt	(788,345)
Non-recourse
Debt Instrument [Line Items]
2020	0
2021	0
2022	0
2023	(24,415)
2024	(5,878)
Thereafter	(758,052)
Total debt	$ (788,345)